Guaranteed Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed Investment Contract	Guaranteed Investment Contract
The Master Trust holds fully benefit-responsive investment contracts (also referred to as traditional guaranteed investment contracts or "GIC") with New York Life Insurance Company ("NY Life"). These contracts are reported in the “Stable Value Accounts” line item and are reported at contract value. NY Life manages these investments and maintains the contributions in its pooled separate account (referred to as the "Anchor Account"). The assets of the Anchor Account are owned by NY Life. The Anchor Account is credited with earnings on the underlying investments and is charged for participant withdrawals and administrative expenses. Members ordinarily may direct the withdrawal or transfer of all or a portion of their investments at contract value. The contract has no maturity date, but contract years begin on January 1 of each year.
Under the terms of the contracts, interest will accrue daily, be credited monthly and the rate cannot be less than zero percent. The daily rate fluctuates based on the underlying investments. Realized gains and losses are amortized over the target duration.

Restrictions - Participant-initiated transactions are those transactions allowed by the Plan, including withdrawals for benefits, loans, or transfers to noncompeting funds within a plan, but excluding withdrawals that are deemed to be caused by the actions of the Plan Sponsor. No direct transfers to competing investment options are permitted under the GIC. Any transfers out of the GIC must first go through a non-competing investment option and reside there for at least 90 days before transfer to a competing option, directed-brokerage account, or a mutual fund window. However, the GIC shall not be subject to a market value adjustment if the Plan provides at least 12 months advance written notice to NY Life. The following employer-initiated events may limit the ability of the Plan to transact at contract value:
•A failure of the Plan or its trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA;
•Any communication given to Plan members designed to influence a participant not to invest in the GIC or to transfer assets out of the GIC;
•The establishment of a defined contribution plan that competes with the Plan for employee contributions; and
•Complete or partial termination of the Plan or its merger with another plan.
The PFTIC believes that the occurrence of an event that would cause the Plan to transact contract distributions at less than contract value is not probable.